Significant Transactions - Springcastle Interests Sale (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 30, 2016
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Net gain on sale of SpringCastle interests		$ 167	$ 0	$ 167	$ 0
Springleaf Financial Holdings, LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage			44.00%
Ownership percentage by initial stockholder	58.00%	58.00%
SpringCastle Interests Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage	47.00%	47.00%
Aggregate purchase price	$ 112	$ 112
Aggregate purchase price from sale of portfolio	101	101
Escrow advance receivable	$ 11	$ 11
Maximum number of years, the amount must be left in the escrow account	5 years
SpringCastle Interests Sale | NRZ Consumer LLC
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage						30.00%
SpringCastle Interests Sale | Blackstone Buyers
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Ownership percentage						23.00%